INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Total intangible assets	$ 1,620,430	$ 1,603,430	$ 0
Customer Lists and Memberships
Total intangible assets	586,430	569,430
Exchange Contracts
Total intangible assets	457,000	457,000
Websites and Software
Total intangible assets	185,000	185,000
Media Materials
Total intangible assets	$ 392,000	$ 392,000